Deferred Tax Assets and Liabilities - Movement in Temporary Differences (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Opening balance	₺ (501,223)	₺ (976,288)
Income statement charge	1,171,697	337,495	₺ (215,121)
Tax charge relating to components of other comprehensive income	(322,990)	173,113	(48,723)
Acquisition through business combinations	(48,755)
Exchange differences	572,329	(35,543)
Ending balance	₺ 871,058	₺ (501,223)	₺ (976,288)